Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cultivation [Member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	$ 37,392,401	$ 4,127,273
Reportable segment liabilities	6,961,243	3,020,730
Revenues from external customers	2,517,904
Intersegment revenues
Other expense
Other income (expense)	13,348,562
Finance income
Finance expense	(84,686)
Depreciation & amortization	3,507,013
Discontinued operations	(3,422,225)	(5,657,494)
Reportable segment income (loss)	3,974,069	(5,331,601)
Distribution [Member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	819,376	3,716,771
Reportable segment liabilities	1,146,980	323,129
Revenues from external customers	101,778	41,431
Intersegment revenues
Other expense		55
Other income (expense)	(3,532)
Finance income	886	90
Finance expense	(49)
Depreciation & amortization	2,546	478
Discontinued operations
Reportable segment income (loss)	(8,089,036)	(1,775,923)
Corporate [Member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	785,000	201,959
Reportable segment liabilities	3,988,393	6,903,926
Revenues from external customers
Intersegment revenues
Other expense
Other income (expense)	(1,289,652)
Finance income
Finance expense	(30,589)	10,509
Depreciation & amortization	88,764
Discontinued operations
Reportable segment income (loss)	(7,542,707)	(1,023,673)
Reportable Segment [Member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	38,996,777	8,046,003
Reportable segment liabilities	12,096,616	10,247,425
Revenues from external customers	2,619,682	41,431
Intersegment revenues
Other expense		55
Other income (expense)	12,055,378
Finance income	886	90
Finance expense	(115,324)	10,509
Depreciation & amortization	3,598,323	478
Discontinued operations	(3,422,225)	(5,657,494)
Reportable segment income (loss)	$ (11,657,674)	$ (8,131,197)